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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-70423





                       SUPPLEMENT DATED SEPTEMBER 30, 2003
                              TO THE PROSPECTUS OF
                       MORGAN STANLEY DIVIDEND GROWTH FUND
                              DATED APRIL 29, 2003



         The second paragraph of the section of the Prospectus titled "FUND MANAGEMENT" is hereby replaced by the following:

         The Fund is managed within the Dividend Growth Team. Current members of the team include Sean Aurigemma and Aaron Clark, Executive Directors of the Investment Manager.





              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.